Initial Public Offering (Details) - Thunder Bridge Acquisition Il, Ltd.[Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Company sold units	34,500,000	34,500,000
Purchase price	$ 10	$ 10
Description of warrants	Each Unit consists of one Class A Share and one-half redeemable Warrant. Each whole warrant (“Public Warrant”) entitles the holder to purchase one Class A Share at a price of $11.50 per share (See Note 7).	Each whole warrant (“Public Warrant”) entitles the holder to purchase one Class A Share at a price of $11.50 per share (See Note 7).